26. PROVISION FOR TAX, CIVIL AND LABOR RISKS (Tables)	12 Months Ended
Dec. 31, 2017
Provision For Tax Civil And Labor Risks Tables
Schedule of contingencies for probable losses

The rollforward of the provisions for tax, civil and labor risks is summarized below:

	Tax		Labor		Civil, commercial and other		Contingent liabilities		Total
	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Beginning balance	281.7	240.5	479.7	377.0	122.5	65.7	499.9	522.6	1,383.9	1,205.9
Additions	177.1	107.2	704.0	559.5	164.1	82.6	11.0	-	1,056.1	749.3
Business combination (1)	-	28.7	1.8	17.8	-	4.5	-	-	1.8	51.0
Reversals	(50.8)	(48.0)	(270.8)	(254.3)	(75.1)	(12.2)	(139.5)	(20.9)	(536.2)	(335.4)
Payments	(127.0)	(69.4)	(338.9)	(282.0)	(43.3)	(49.7)	-	-	(509.3)	(401.1)
Price index update	26.6	26.5	128.5	70.0	242.0	32.5	-	-	397.1	129.0
Exchange rate variation	(4.2)	(3.8)	(12.6)	(8.3)	(2.7)	(0.9)	(0.8)	(1.8)	(20.2)	(14.8)
Ending balance	303.4	281.7	691.7	479.7	407.5	122.5	370.6	499.9	1,773.2	1,383.9

Current									536.1	276.2
Non-current									1,237.1	1,107.7

(1) Balance arising from the business combination with Banvit (note 6.1.3).